DISPOSITIONS	12 Months Ended
Dec. 31, 2022
Disposals Of Non-current Assets [Abstract]
DISPOSITIONS	DISPOSITIONS
For the year ended December 31, 2022, the company did not recognize any gains or losses on dispositions (2021: $nil, 2020: gains of $55 million).
Dispositions completed in 2020
In November 2020, the company’s healthcare services operations completed the sale of its New Zealand pathology business for gross proceeds of $390 million, resulting in a $55 million pre-tax gain recognized by the company.